COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Loan Origination Commitments | Single-family residential loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 164,987	$ 71,067
Loan Origination Commitments | Commercial Real Estate
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	4,782	3,635
Loan Origination Commitments | Non Mortgage Loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	10,144	4,000
Loan Origination Commitments | Consumer Loan
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	2,000
Unused Lines Of Credit | Single-family residential loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	45,016	51,929
Unused Lines Of Credit | Commercial Real Estate
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	173,771	156,836
Unused Lines Of Credit | Consumer Loan
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 127	$ 33